Basic and Diluted Loss Per Share	3 Months Ended
Jun. 07, 2017
The Crypto Company, Inc. [Member]
Basic and Diluted Loss Per Share

NOTE 8 - BASIC AND DILUTED LOSS PER SHARE

The following is a reconciliation of the numerator and denominator of the basic and diluted loss per share computations as of June 7, 2017:

Numerator for basic and diluted loss per share:
Net loss	$(766,181)

Denominator for basic and diluted loss per share:
Weighted average shares (basic)	425,292
Common stock equivalents	-
Weighted average shares (diluted)	425,292

Basic and diluted loss per share:
Basic	$(1.80)
Diluted	$(1.80)